Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021 CAD ($) shares	Jan. 31, 2021 CAD ($) shares	Apr. 30, 2020 CAD ($) shares	Apr. 30, 2021 CAD ($) shares	Apr. 30, 2020 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 41,929	$ 41,335		$ 41,335
Balance at end of period	$ 42,680	$ 41,929	$ 40,253	$ 42,680	$ 40,253
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	447,849,605	447,085,329	444,981,533	447,085,329	445,341,675
Equity-settled share-based compensation plans | shares	643,481	294,626	71,409	938,107	546,357
Shareholder investment plan, Number of shares | shares	259,931	294,164	454,791	554,095	788,795
Employee share purchase plan, Number of shares | shares	309,137	346,076	376,684	655,213	700,963
Number of shares issued, Number of shares | shares	449,062,154	448,020,195	445,884,417	449,232,744	447,377,790
Purchase of common shares for cancellation, Number of shares | shares			(710,800)		(2,208,600)
Treasury shares, Number of shares | shares	30,972	(170,590)	(40,261)	(139,618)	(35,834)
Ending balance, Number of shares | shares	449,093,126	447,849,605	445,133,356	449,093,126	445,133,356
Balance at beginning of period	$ 13,991	$ 13,908	$ 13,669	$ 13,908	$ 13,591
Equity-settled share-based compensation plans	66	29	8	95	59
Shareholder investment plan, Amount	33	32	36	65	72
Employee share purchase plan, Amount	37	38	34	75	70
Number of shares issued, Amount	14,127	14,007	13,747	14,143	13,792
Purchase of common shares for cancellation, Amount			(22)		(68)
Treasury shares, Amount	3	(16)	(3)	(13)	(2)
Balance at end of period	$ 14,130	$ 13,991	$ 13,722	$ 14,130	$ 13,722